Equity-Accounted Investees - Mecwins, S.A. (Details) - Mecwins, S.A - EUR (€) € in Millions		12 Months Ended
	Oct. 22, 2018	Dec. 31, 2022	Dec. 31, 2021
Equity Accounted Investees
Share capital increase	€ 2
Ownership interest (as a percent)	24.99%	24.59%	24.99%
CRB Inverbio
Equity Accounted Investees
Share capital increase	€ 2